Average Annual Total Returns - R2 R3 R4 R5 R6 Shares - JPMorgan Mid Cap Value Fund	Class R2 Past 1 Year	Class R2 Past 5 Years	Class R2 Past 10 Years	Class R3 Past 1 Year	Class R3 Past 5 Years	Class R3 Past 10 Years	Class R4 Past 1 Year	Class R4 Past 5 Years	Class R4 Past 10 Years	Class R5 Past 1 Year	Class R5 Past 5 Years	Class R5 Past 10 Years	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	Class R6 Return After Taxes on Distributions Past 1 Year	Class R6 Return After Taxes on Distributions Past 5 Years	Class R6 Return After Taxes on Distributions Past 10 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	RUSSELL MIDCAP VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL MIDCAP VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL MIDCAP VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	(0.32%)	7.12%	9.54%	(0.06%)	7.39%	9.82%	0.17%	7.66%	10.09%	0.34%	7.84%	10.32%	0.43%	7.93%	10.37%	(1.32%)	6.43%	9.02%	1.48%	6.11%	8.35%	4.96%	9.73%	10.49%